Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000170851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[1]	8.30%	13.35%	7.69%
C000026748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		8.45%	13.32%	7.68%
C000026747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Average Annual Return, Percent		6.18%	12.19%	6.76%
C000026746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Average Annual Return, Percent		2.16%	11.79%	6.82%
Without Sales Load [Member] | C000026747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		7.18%	12.19%	6.76%
Without Sales Load [Member] | C000026746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		8.07%	13.06%	7.42%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		21.45%	17.64%	14.63%

[1]	The Fund’s Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares.